Financial Risks - Summary of Maturity Analysis - Insurance and Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	€ 382,890	€ 422,841
Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	179,513	203,683
Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	172,510	185,290
Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	30,505	32,940
Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	362	928
Not later than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	15,103	15,224
Not later than 1 year [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	10,502	10,086
Not later than 1 year [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,455	3,238
Not later than 1 year [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,136	1,880
Not later than 1 year [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	10	20
Later than one year and not later than two years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	14,230	14,821
Later than one year and not later than two years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,904	9,874
Later than one year and not later than two years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,288	2,962
Later than one year and not later than two years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,028	1,964
Later than one year and not later than two years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	11	21
Later than two years and not later than three years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	13,437	14,261
Later than two years and not later than three years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	9,237	9,554
Later than two years and not later than three years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,330	2,777
Later than two years and not later than three years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,859	1,911
Later than two years and not later than three years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	11	20
Later than three years and not later than four years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	12,794	13,376
Later than three years and not later than four years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,684	8,886
Later than three years and not later than four years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,438	2,782
Later than three years and not later than four years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,660	1,688
Later than three years and not later than four years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	12	20
Later than four years and not later than five years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	12,725	13,239
Later than four years and not later than five years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	8,567	8,689
Later than four years and not later than five years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	2,531	2,849
Later than four years and not later than five years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	1,614	1,681
Later than four years and not later than five years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	12	20
Later than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	314,602	351,920
Later than 5 years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	132,619	156,595
Later than 5 years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	160,468	170,682
Later than 5 years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	21,208	23,816
Later than 5 years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Undiscounted best estimate liability	€ 306	€ 827